Condensed Consolidated Statements Of Operations (Q3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 765	$ 1,215	$ 2,292	$ 3,777	$ 4,911	$ 5,871
Cost and expenses
Production costs and taxes	746	913	2,399	2,604	3,398	3,591
Depreciation, depletion, and amortization	146	186	461	566	716	795
General and administrative	685	297	1,324	913	1,302	1,245
Total cost and expenses	1,577	1,396	4,184	4,083	5,416	5,631
Net income (loss) from operations	(812)	(181)	(1,892)	(306)	(505)	240
Other income (expense)
Net interest expense	(2)	(2)	(6)	(8)	(10)	(5)
Gain (loss) on sale of assets	1	1	4	45	45	33
Total other income (expense)	(1)	(1)	(2)	37	41	185
Income (loss) from operations before income tax	(813)	(182)	(1,894)	(269)	(464)	425
Deferred income tax benefit (expense)					28	17
Net income (loss)	$ (813)	$ (182)	$ (1,894)	$ (269)	$ (436)	$ 1,569
Net income (loss) per share
Basic and fully diluted	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)
Shares used in computing earnings per share
Basic and fully diluted	10,680,050	10,653,550	10,673,238	10,648,838	10,651,342	10,628,170
Oil And Gas Properties Revenue [Member]
Revenues
Revenues	$ 765	$ 1,215	$ 2,292	$ 3,777	$ 4,911	$ 5,871